Note 24 - Share-based Payments - Deferred Shares (Details) - Deferred stock units of Grant One [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Deferred shares outstanding at January 1st	19,260,000	19,056,000	17,490,000
New deferred shares during the period	794,000	7,329,000	2,692,000
Deferred shares granted during the period	(2,874,000)	(6,118,000)	(804,000)
Deferred shares forfeited during the period	(880,000)	(1,007,000)	(322,000)
Deferred shares outstanding at ended year	16,300,000	19,260,000	19,056,000